Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31, 2019	December 31, 2018
Purchased parts and materials	$32,814	$31,735
Work-in-process	2,854	2,297
Finished goods	12,134	11,367
Inventory on consignment	4	612
	$47,806	$46,011